Basis of preparation - Initial Public Offering and Follow-On Public Offering (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Sep. 28, 2020	May 19, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Proceeds from public offering of common shares, net of transaction costs			$ 433,158	$ 0	$ 0
Issuance of shares at follow-on offering			204,000
Share premium
Disclosure of classes of share capital [line items]
Issuance of shares at follow-on offering	$ 203,481		$ 203,481
Increase in share premium		$ 255,300
Initial Public Offering
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)		14,082,475
Offering price per share (in USD per share)		$ 19.00
Proceeds from issue of ordinary shares, net		$ 267,600
Proceeds from public offering of common shares, net of transaction costs		244,200
Transaction costs		4,700
Underwriting discounts and commissions		$ 18,700
Underwriters Option Member
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)		1,836,844
Follow-on Public Offering
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	6,000,000
Offering price per share (in USD per share)	$ 34.00
Proceeds from issue of ordinary shares, net	$ 204,000
Proceeds from public offering of common shares, net of transaction costs	188,900
Issuance of shares at follow-on offering	203,500
Transaction costs	2,900
Underwriting discounts and commissions	$ 12,200